Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Computed “expected” tax expense	$ (314,497)	$ (5,535)	$ (10,192)
Change in statutory, foreign tax, foreign exchange rates and other	48,994	(231,545)	150,835
Permanent differences	187,044	(227)	(180,123)
Adjustment to prior years provision versus statutory tax returns	(5)	(17,161)	55,243
Change in valuation allowance	138,474	37,791	39,480
(Provision for) Recovery of current income taxes	(60,010)	(6,178)	55,243
Deferred income taxes	210,499	(210,499)
Total taxation	$ 159,489	$ (216,677)	$ 55,243